                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number:                      811-3910

Exact name of registrant as specified in charter:        Voyageur Tax Free Funds

Address of principal executive offices:                  2005 Market Street
                                                         Philadelphia, PA 19103

Name and address of agent for service:                   David F. Connor, Esq.
                                                         2005 Market Street
                                                         Philadelphia, PA 19103

Registrant's telephone number, including area code:      (800) 523-1918

Date of fiscal year end:                                 August 31

Date of reporting period:                                November 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)
DELAWARE TAX-FREE MINNESOTA FUND
NOVEMBER 30, 2005

                                                                                                      PRINCIPAL          MARKET
                                                                                                      AMOUNT             VALUE
MUNICIPAL BONDS- 95.76%

Airport Revenue Bonds - 5.23%
Minneapolis/St. Paul Metropolitan Airports Commission Revenue Series A
   5.00% 1/1/22 (AMBAC)                                                                               $3,440,000         $3,555,137
   5.00% 1/1/35 (AMBAC)                                                                                5,145,000          5,263,592
   5.25% 1/1/16 (MBIA)                                                                                 1,460,000          1,569,266
   5.25% 1/1/32 (FGIC)                                                                                 5,000,000          5,215,200
Minneapolis/St. Paul Metropolitan Airports Commission Revenue Series C
   5.25% 1/1/32 (FGIC)                                                                                 2,250,000          2,346,840
   5.50% 1/1/17 (FGIC)                                                                                 2,500,000          2,685,825
                                                                                                                       ------------
                                                                                                                         20,635,860
                                                                                                                       ------------
City General Obligation Bonds - 0.90%
Minneapolis Library 5.00% 12/1/25                                                                      1,500,000          1,581,450
St. Peter's Hospital Series A 5.00% 9/1/24 (MBIA)                                                      1,905,000          1,986,934
                                                                                                                       ------------
                                                                                                                          3,568,384
                                                                                                                       ------------
Continuing Care/Retirement Revenue Bonds - 3.75%
Apple Valley Economic Development Authority Health Care Revenue (Evercare Senior
   Living Projects) Series A 6.125% 6/1/35                                                             4,000,000          3,901,480
Bloomington Housing & Redevelopment Authority Housing Revenue (Senior
   Summerhouse Bloomington Project, Presbyterian Homes Housing & Assisted Living,
   Inc.) 6.125% 5/1/35                                                                                 3,420,000          3,503,414
Minneapolis Health Care Facility Revenue (Jones-Harrison Residence Project) 5.60% 10/1/30              1,550,000          1,521,728
Minnesota Agriculture & Economic Development Board Revenue (Benedictine Health
   Systems) 5.75% 2/1/29                                                                               1,895,000          1,901,121
Rochester Multifamily Revenue (Wedum Shorewood Campus Project) 6.60% 6/1/36                            3,890,000          3,998,570
                                                                                                                       ------------
                                                                                                                         14,826,313
                                                                                                                       ------------
Corporate-Backed Revenue Bonds - 4.39%
Cloquet Pollution Control Revenue (Potlatch Corp. Project) 5.90% 10/1/26                               6,500,000          6,573,645
International Falls Solid Waste Disposal Revenue (Boise Cascade Corp. Project) 6.85%
   12/1/29 (AMT)                                                                                         500,000            537,895
Minneapolis Community Development Agency Supported Development Revenue
   Limited Tax (Common Bond Fund) Series 2A 7.125% 12/1/05                                               120,000            120,012
Sartell Environmental Improvement Revenue (International Paper) Series A 5.20% 6/1/27                  5,465,000          5,454,453
Seaway Port Authority of Duluth Industrial Development Dock & Wharf Revenues
   (Cargill, Inc. Project) Series E 6.125% 11/1/14                                                     4,500,000          4,637,880
                                                                                                                       ------------
                                                                                                                         17,323,885
                                                                                                                       ------------
Dedicated Tax & Fees Revenue Bonds - 1.27%
^Minneapolis Community Development Agency Tax Increment Revenue 6.674% 9/1/09 (MBIA)                   5,750,000          5,010,320
                                                                                                                       ------------
                                                                                                                          5,010,320
                                                                                                                       ------------
Escrowed to Maturity Bonds - 0.33%
Southern Minnesota Municipal Power Agency Supply System Revenue Series B 5.50%
   1/1/15 (AMBAC)                                                                                        990,000          1,028,877
Western Minnesota Municipal Power Agency Supply Revenue Series A 9.75% 1/1/16 (MBIA)                     185,000            268,167
                                                                                                                       ------------
                                                                                                                          1,297,044
                                                                                                                       ------------
Higher Education Revenue Bonds - 4.74%
Minnesota State Colleges & Universities Revenue Series A 5.00% 10/1/29 (MBIA)                          1,665,000          1,736,528
Minnesota State Higher Education Facilities Authority Revenue
   (Augsburg College) Series 6-C 5.00% 5/1/20                                                          1,250,000          1,286,725
   (College of St. Benedict) Series 4-G 6.20% 3/1/16                                                   1,000,000          1,004,100
   (Hamline University) Series 4-1
   6.00% 10/1/12                                                                                         270,000            273,035
   6.00% 10/1/16                                                                                         390,000            395,651
   (St. Catherine College) Series 5-N1
   5.25% 10/1/22                                                                                       1,500,000          1,553,430
   5.375% 10/1/32                                                                                      1,000,000          1,038,710
University of Minnesota Series A 5.50% 7/1/21                                                          2,000,000          2,262,660
&University of Minnesota, Inverse Floater ROLs Series II-R-29
   7.823% 7/1/21                                                                                       5,250,000          6,628,965
   8.33% 7/1/18                                                                                        1,920,000          2,535,917
                                                                                                                       ------------
                                                                                                                         18,715,721
                                                                                                                       ------------

                                                                                                      PRINCIPAL          MARKET
                                                                                                      AMOUNT             VALUE
Hospital Revenue Bonds - 18.79%
Bemidji Hospital Facilities First Meeting (North Country Health Services)
   5.00% 9/1/24 (RADIAN)                                                                                 740,000            762,156
   6.05% 9/1/16                                                                                          600,000            600,906
   6.05% 9/1/24                                                                                        1,825,000          1,827,683
Breckenridge Catholic Health Initiatives 5.00% 5/1/30                                                  2,000,000          2,051,040
Duluth Economic Development Authority Health Care Facilities Revenue Benedictine
   Health System (St. Mary's Hospital)
   5.25% 2/15/33                                                                                      10,000,000         10,175,999
   5.50% 2/15/23                                                                                       1,000,000          1,050,760


Maple Grove Health Care Facilities Revenue (North Memorial Health Care)
   5.00% 9/1/29                                                                                        1,000,000          1,011,860
   5.00% 9/1/35                                                                                        3,375,000          3,402,473
Marshall Medical Center Gross Revenue (Weiner Memorial Medical Center Project)
   6.00% 11/1/28                                                                                       1,000,000          1,042,550
Minneapolis Health Care System Revenue
    (Allina Health Systems) Series A 5.75% 11/15/32                                                    9,500,000         10,094,700
    (Fairview Health Services) Series D
    5.00% 11/15/30 (AMBAC)                                                                             1,500,000          1,551,105
    5.00% 11/15/34 (AMBAC)                                                                             2,500,000          2,579,325
Minnesota Agricultural & Economic Development Health Care System
   (Fairview Health Care System) Series A 6.375% 11/15/29                                                 15,000             16,201
Rochester Health Care Facilities Revenue (Mayo Foundation) Series B 5.50% 11/15/27                       700,000            733,040
&Rochester Health Care Facilities Revenue (Mayo Foundation), Inverse Floater ROLs
   Series II-R-28
   Series A 7.823% 11/15/27                                                                            2,100,000          2,298,240
   Series B 7.823% 11/15/27                                                                            8,375,000          9,165,600
Shakopee Health Care Facilities Revenue (St. Francis Regional Medical Center)
   5.10% 9/1/25                                                                                        2,000,000          2,041,600
   5.25% 9/1/34                                                                                        7,000,000          7,128,730
St. Louis Park Health Care Facilities Revenue (Park Nicollet Health Services)
   Series B 5.25% 7/1/30                                                                               9,420,000          9,671,608
St. Paul Housing & Redevelopment Authority Hospital Revenue (Health East Project)
   Series A 5.70% 11/1/15                                                                              1,300,000          1,344,577
   6.00% 11/15/35                                                                                      4,340,000          4,631,431
Washington County Housing & Redevelopment Authority Hospital Facilities Revenue
(Health East Project) 5.50% 11/15/27                                                                   1,000,000          1,017,090
                                                                                                                       ------------
                                                                                                                         74,198,674
                                                                                                                       ------------
Multifamily Housing Revenue Bonds - 8.77%
Austin Housing & Redevelopment Authority Housing Gross Revenue (Courtyard
   Residence Project) Series A 7.25% 1/1/26                                                              500,000            512,130
Brooklyn Center Multifamily Housing Revenue (Shingle Creek) 5.40% 5/20/43
   (GNMA)(AMT)                                                                                         1,000,000          1,022,520
Carver County Housing & Redevelopment Authority Multifamily Revenue (Lake Grace
   Apartments Project) Series A 6.00% 7/1/28                                                           1,435,000          1,469,454
Eden Prairie Multifamily Housing Revenue (Tanager Creek Apartments) Series A
   8.05% 6/20/31 (GNMA)                                                                                7,605,000          7,919,087
Hopkins Multifamily Housing Revenue (Hopkins Renaissance Project-Section 8)
   6.375% 4/1/20                                                                                       1,000,000          1,033,630
@Hutchinson Multifamily Housing Revenue (Evergreen Apartments Project-Section 8)
   5.75% 11/1/28                                                                                         910,000            840,876
Minneapolis Multifamily Housing Revenue
   (Grant Street Apartments Project) Series A 7.25% 11/1/29                                              750,000            765,615
   (Seward Towers Project) 5.00% 5/20/36 (GNMA)                                                        4,000,000          4,123,240
   (Sumner Field) Series A 5.50% 11/20/26 (GNMA) (AMT)                                                 1,000,000          1,040,750
   (Trinity Apartments-Section 8) Series A 6.75% 5/1/21                                                1,810,000          1,864,445
@Park Rapids Multifamily Revenue (The Court Apartments Project-Section 8) 6.30% 2/1/20                 2,900,000          2,676,236
St. Cloud Housing & Redevelopment Authority Revenue (Sterling Heights Apartments
   Project) 7.55% 4/1/39 (AMT)                                                                         1,000,000          1,042,150
St. Louis Park Multifamily Housing Revenue (Knollwood Apartments Project) 6.25%
  12/1/28 (FHA)                                                                                        3,855,000          3,932,408
Stillwater Multifamily Housing Revenue (Stillwater Cottages Project)
   Series A 7.00% 11/1/27                                                                              1,000,000          1,029,190
   7.25% 11/1/27 (AMT)                                                                                 1,540,000          1,586,939
Wadena Housing & Redevelopment Authority Multifamily Housing Revenue (Humphrey
   Manor East Project) 6.00% 2/1/19                                                                    1,955,000          1,920,807
Washington County Housing & Redevelopment Authority Governmental Revenue (Briar
   Pond) Series C 7.25% 8/20/34                                                                          965,000            895,443
Willmar Housing & Redevelopment Authority Multifamily Housing Revenue (Highland
   Apartments-Section 8) 5.85% 6/1/19                                                                    960,000            959,933
                                                                                                                       ------------
                                                                                                                         34,634,853
                                                                                                                       ------------
Municipal Lease Revenue Bonds - 2.57%
Puerto Rico Public Buildings Authority Revenue (Government Facilities)
   Series D 5.25% 7/1/36                                                                               1,070,000          1,090,640
St. Paul Port Authority Lease Revenue
   (Cedar Street Office Building Project)
   5.00% 12/1/22                                                                                       2,500,000          2,620,100
   5.125% 12/1/27                                                                                      1,000,000          1,043,590
   (Robnert Street Office Building Project)
   4.75% 12/1/23                                                                                       2,000,000          2,032,620
   5.00% 12/1/27                                                                                       2,500,000          2,590,875
   Series 9 5.25% 12/1/27                                                                                725,000            765,593
                                                                                                                       ------------
                                                                                                                         10,143,418
                                                                                                                       ------------

                                                                                                      PRINCIPAL          MARKET
                                                                                                      AMOUNT             VALUE
Political Subdivision General Obligation Bonds - 2.94%
Dakota County Capital Improvement Series A 4.75% 2/1/26                                                1,000,000          1,015,740
Hennepin County Regional Railroad Authority 5.00% 12/1/31                                              4,030,000          4,134,417
Metropolitan Council Waste Water Treatment Series B 5.00% 12/1/21                                      1,200,000          1,271,808
Ramsey County State Aid Series C 5.00% 2/1/28                                                          1,060,000          1,102,983
Todd Morrison Cass & Wadena Counties United Hospital District (Health Care
   Facilities-Lakewood)
   5.00% 12/1/21                                                                                       2,000,000          2,054,720
   5.00% 12/1/34                                                                                       1,000,000          1,003,810
   5.125% 12/1/24                                                                                      1,000,000          1,025,370
                                                                                                                       ------------
                                                                                                                         11,608,848
                                                                                                                       ------------
ss.Pre-Refunded Bonds - 9.18%
Chaska Electric Revenue Series A 6.00% 10/1/25-10                                                      1,000,000          1,103,500
Little Canada Multifamily Housing Revenue Alternative Development (Montreal Courts
   Apartments Project) Series A                                                                        1,270,000          1,315,364
   6.10% 12/1/17-07
   6.25% 12/1/27-07                                                                                    2,900,000          3,045,957
Minneapolis Health Care System Revenue (Fairview Health Services) Series A
   5.625% 5/15/32-12                                                                                  11,525,000         12,820,180
Minneapolis Tax Increment Revenue Series E 5.00% 3/1/13-09                                             6,265,000          6,567,349
Minnesota Agricultural & Economic Development Broad Revenue (Fairview Health Care
   System) Series A 6.375% 11/15/29-10                                                                   485,000            547,434
Minnesota Higher Education Facilities Series 4-1
   6.00% 10/1/12-06                                                                                      980,000          1,001,550
   6.00% 10/1/16-06                                                                                    1,400,000          1,430,786
Minnesota Public Facilities Authority Water Pollution Control Revenue
   Series A 5.00% 3/1/20-10                                                                            3,000,000          3,175,260
   Series B 4.75% 3/1/19-09                                                                            2,000,000          2,080,000
Puerto Rico Public Buildings Authority Guaranteed Government Facilities Revenue
   Series D 5.25% 7/1/36-12                                                                            2,930,000          3,163,873
                                                                                                                       ------------
                                                                                                                         36,251,253
                                                                                                                       ------------
Public Power Revenue Bonds - 11.55%
Chaska Electric Revenue (Generating Facilities) Series A 5.00% 10/1/30                                 3,000,000          3,046,410
Minnesota State Municipal Power Agency
   Series A 5.00% 10/1/34                                                                              4,250,000          4,308,225
   5.00% 10/1/35                                                                                       3,000,000          3,044,070
   Series A 5.125% 10/1/29                                                                             3,000,000          3,084,570
Northern Minnesota Municipal Power Agency Electric System Revenue
   ^Series A 5.849% 1/1/09 (AMBAC)                                                                     3,815,000          3,411,030
   Series B 4.75% 1/1/20 (AMBAC)                                                                       2,500,000          2,550,100
Rochester Electric Utilities Revenue 5.25% 12/1/30                                                     4,915,000          5,075,180
Southern Minnesota Municipal Power Agency Supply System Revenue Series A
   5.00% 1/1/12 (AMBAC)                                                                                1,705,000          1,829,073
   5.00% 1/1/13 (MBIA)                                                                                 5,820,000          6,266,975
   5.25% 1/1/15 (AMBAC)                                                                                3,000,000          3,303,630
   5.75% 1/1/18 (MBIA)                                                                                 1,000,000          1,074,850
&Southern Minnesota Municipal Power Agency Supply System Revenue, Inverse
   Floater ROLs
   Series II-R-189 7.316% 1/1/15 (AMBAC)                                                               2,950,000          3,547,169
   Series II-R-189-1 5.054% 1/1/12 (AMBAC)                                                             2,500,000          2,681,900
   Series II-R-189-3 7.336% 1/1/14 (AMBAC)                                                             2,000,000          2,381,440
                                                                                                                       ------------
                                                                                                                         45,604,622
                                                                                                                       ------------
Public Utility District Revenue Bonds - 2.28%
Laurentian Energy Authority I Series A 5.00% 12/1/21                                                   8,000,000          7,982,560
Shakopee Public Utilities Commission Public Utilities Revenue 5.125% 2/1/26 (MBIA)                     1,000,000          1,035,230
                                                                                                                       ------------
                                                                                                                          9,017,790
                                                                                                                       ------------
School District General Obligation Bonds - 10.29%
Bloomington Independent School District #271 Series B 5.00% 2/1/17                                     5,300,000          5,541,786
Cambridge Independent School District #911 Series A 4.75% 2/1/30 (MBIA)                                1,035,000          1,043,746
Farmington Independent School District #192 Capital Appreciation Series B
   5.00% 2/1/27 (FSA)                                                                                  6,705,000          6,997,739
   ^5.34% 2/1/21 (FSA)                                                                                 1,500,000            698,940
   ^5.422% 2/1/20 (FSA)                                                                                1,650,000            812,394
^Lakeville Independent School District #194 Capital Appreciation Series B 5.45% 2/1/19 (FSA)           8,000,000          4,161,600
Lakeville Independent School District #194 Series A 4.75% 2/1/22 (FSA)                                 5,500,000          5,628,864
^Mahtomedi Independent School District #832 Capital Appreciation Series B 5.898%
   2/1/14 (MBIA)                                                                                       1,540,000          1,094,232
Prior Lake Independent School District #719 Series B 5.00% 2/1/19 (FSA)                                3,145,000          3,345,745
&Rockford Independent School District #883, Inverse Floater ROLs Series II-R-30-A
   8.076% 2/1/23 (FSA)                                                                                 3,510,000          4,023,653
^Rosemont Independent School District #196 Capital Appreciation Series B
   5.931% 4/1/11 (FSA)                                                                                 2,600,000          2,121,288
   5.96% 4/1/12 (FSA)                                                                                  1,850,000          1,441,206
   6.008% 4/1/13 (FSA)                                                                                 1,915,000          1,421,888
^Sartell Independent School District #748 Capital Appreciation Series B
   5.976% 2/1/13 (MBIA)                                                                                  540,000            407,117
   6.099% 2/1/15 (MBIA)                                                                                1,075,000            739,149
   6.15% 2/1/16 (MBIA)                                                                                 1,750,000          1,152,918
                                                                                                                       ------------
                                                                                                                         40,632,265
                                                                                                                       ------------

                                                                                                      PRINCIPAL          MARKET
                                                                                                      AMOUNT             VALUE
Single Family Housing Revenue Bonds - 1.12%
Minnesota State Housing Finance Agency Single Family Mortgage
   Series A 5.30% 7/1/19                                                                                 670,000            696,190
   Series B 5.35% 1/1/33 (AMT)                                                                         2,970,000          3,034,627
   Series J 5.90% 7/1/28 (AMT)                                                                           565,000            582,775
St. Louis Park Residential Mortgage Revenue Series A 7.25% 4/20/23 (GNMA)                                128,000            128,087
                                                                                                                       ------------
                                                                                                                          4,441,679
                                                                                                                       ------------
State General Obligation Bonds - 4.18%
Minnesota State
   5.00% 11/1/20 (FSA)                                                                                 8,175,000          8,579,336
   5.00% 8/1/21                                                                                        2,400,000          2,547,240
Minnesota State Refunding Various Purposes 5.00% 6/1/13                                                5,175,000          5,375,583
                                                                                                                       ------------
                                                                                                                         16,502,159
                                                                                                                       ------------
Tax Increment/Special Assessment Bonds - 0.51%
Minneapolis Tax Increment Revenue (St. Anthony Falls Project) 5.75% 2/1/27                             1,000,000          1,000,230
St. Paul Housing & Redevelopment Authority Tax Increment (Upper Landing Project)
   Series A 6.80% 3/1/29                                                                               1,000,000          1,005,490
                                                                                                                       ------------
                                                                                                                          2,005,720
                                                                                                                       ------------
Territorial General Obligation Bonds - 1.56%
Puerto Rico Commonwealth Public Improvement Series A
   5.00% 7/1/34                                                                                        4,500,000          4,469,310
   5.50% 7/1/19 (MBIA)                                                                                 1,500,000          1,709,460
                                                                                                                       ------------
                                                                                                                          6,178,770
                                                                                                                       ------------
Water & Sewer Revenue Bonds - 1.41%
&Minnesota Public Facilities Authority Water Pollution Control Revenue, Inverse Floater
    ROLs Series II-R-31 7.316% 3/1/18                                                                  5,000,000          5,552,600
                                                                                                                       -------------
                                                                                                                          5,552,600
                                                                                                                       ------------
TOTAL MUNICIPAL BONDS (COST $362,761,053)                                                                               378,150,178
                                                                                                                       ------------


                                                                                                       NUMBER OF
                                                                                                          SHARES
SHORT-TERM INVESTMENTS- 4.23%
Money Market Instrument - 1.68%
Federated Minnesota Municipal Cash Trust                                                               6,639,475          6,639,475
                                                                                                                       ------------
                                                                                                                          6,639,475
                                                                                                                       ------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT

oVariable Rate Demand Notes- 2.55%
Hennepin County Series A (SPA) 2.90% 12/1/25                                                          $4,560,000          4,560,000
Midwest Consortium of Municipal Utilities Series A 3.05% 1/1/25                                        1,500,000          1,500,000
Minneapolis Guthrie Parking Ramp (SPA) 2.90% 12/1/33                                                   4,000,000          4,000,000
                                                                                                                       ------------
                                                                                                                         10,060,000
                                                                                                                       ------------
TOTAL SHORT-TERM INVESTMENTS (COST $16,699,475)                                                                          16,699,475
                                                                                                                       ------------


TOTAL MARKET VALUE OF SECURITIES - 99.99%
   (cost $379,460,528)                                                                                                  394,849,653
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 0.01%                                                          52,584
                                                                                                                       ------------
NET ASSETS APPLICABLE TO 31,828,130 SHARES OUTSTANDING - 100.00%                                                       $394,902,237
                                                                                                                       ------------

SUMMARY OF ABBREVIATIONS:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Authority
FSA - Insured by Financial Security Assuranc
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance
ROLs - Residual Options Long
SPA - Stand-by Purchase Agreement

ss.Pre-Refunded Bonds are municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."
^Zero coupon security. The interest rate shown is the yield at the time of purchase.
&An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term interest rates. Interest rate disclosed is in effect as of November 30, 2005. See Note 3 in "Notes." oVariable rate notes. The interest rate shown is the rate as of November 30, 2005.
@Illiquid security. See Note 3 in "Notes." At November 30, 2005, two securities were deemed illiquid which represented 0.89% of the Fund's net assets.

--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Tax-Free Funds - Delaware Tax-Free Minnesota Fund (the "Fund").

SECURITY VALUATION - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events)

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At November 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At November 30, 2005, the cost of investments and unrealized appreciation (depreciation) for the Fund was as follows:

Cost of investments                  $379,460,528
                                     ------------
Aggregate unrealized appreciation      16,658,895
Aggregate unrealized depreciation      (1,269,770)
                                     ------------
Net unrealized appreciation          $ 15,389,125
                                     ------------

3. CREDIT AND MARKET RISK
The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may invest in inverse floating rate securities ("inverse floaters"), a type of derivative tax-exempt obligation with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of inverse floaters will generally be more volatile than other tax-exempt investments. Such securities are denoted on the Schedule of Investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days or less from the issuance of the refunding issue is known as a "current refunding". Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor's Ratings Group, and/or Fitch due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At November 30, 2005, there were no Rule 144A securities and two securities have been determined to be illiquid under the Fund's Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Illiquid securities, if any, have been denoted on the Schedule of Investments.

ITEM 2. CONTROLS AND PROCEDURES.

        The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

        There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

        File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                                  CERTIFICATION

I, Jude T. Driscoll, certify that:

1.      I have reviewed this report on Form N-Q of Voyageur Tax Free
        Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
        1940) for the registrant and have:


        (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;


        (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

        (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

        (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

        (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

        (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



        Jude T. Driscoll
-------------------------------
By:     Jude T. Driscoll
Title:  Chief Executive Officer
Date:   January 25, 2006

                                  CERTIFICATION

I, Michael P. Bishof, certify that:

1.      I have reviewed this report on Form N-Q of Voyageur Tax Free
        Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;


3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
        1940) for the registrant and have:


        (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;


        (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

        (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

        (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

        (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

        (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



        Michael P. Bishof
-------------------------------
By:     Michael P. Bishof
Title:  Chief Financial Officer
Date:   January 25, 2006

                                   SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VOYAGEUR TAX FREE FUNDS


        Jude T. Driscoll
-------------------------------
By:     Jude T. Driscoll
Title:  Chief Executive Officer
Date:   January 25, 2006

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


        Jude T. Driscoll
-------------------------------
By:     Jude T. Driscoll
Title:  Chief Executive Officer
Date:   January 25, 2006


        Michael P. Bishof
-------------------------------
By:     Michael P. Bishof
Title:  Chief Financial Officer
Date:   January 25, 2006